UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

   x    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     0002124149

MTP ABS Funding, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):    n/a

Central Index Key Number of underwriter (if applicable):    n/a

David Gordon, (678) 775 0368

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated April 16, 2026, of Deloitte & Touche LLP, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MTP ABS Holdco, LLC	(Securitizer, Depositor or Underwriter)

Date	April 16, 2026

/s/ David Gordon	(Signature)*

*Print name and title of the signing officer under his signature.

David Gordon, Chief Legal Officer

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Exhibit 99.1 Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 16, 2026, of Deloitte & Touche LLP.

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